Consolidated statements of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	R$ 435,493	R$ 1,059,107
Marketable securities	94,870
Derivative financial instruments	61,013	32,657
Accounts receivable and others	442,313	192,606
Inventories	289,899	265,859
Biological assets	264,976	210,489
Transactions with related parties		488
Total current assets	1,588,564	1,761,206
Noncurrent assets
Biological assets	57,906	34,585
Restricted marketable securities	19,580	10,455
Derivative financial instruments	2,744	3,881
Accounts receivable and others	411,351	348,933
Deferred taxes	4,360	72,343
Investment properties	1,004,380	997,100
Transactions with related parties	1,839	2,680
Investments	7,642	5,609
Property, plant and equipment	128,131	110,390
Intangible assets	812	1,104
Right-of-use assets	117,954	80,032
Total noncurrent assets	1,756,699	1,667,112
Total assets	3,345,263	3,428,318
Current liabilities
Trade accounts payable and others	253,440	186,890
Loans, financing and debentures	123,411	322,046
Salaries and payroll obligations	25,652	22,536
Derivative financial instruments	34,064	48,574
Other liabilities	28,846	45,133
Transactions with related parties		5,568
Leases payable	18,581	30,545
Total current liabilities	483,994	661,292
Noncurrent liabilities
Trade accounts payable and others	23,833	34,902
Loans, financing and debentures	329,630	341,135
Deferred taxes	34,925	26,714
Leases payable	230,570	168,450
Derivative financial instruments	5,272	1,965
Provision for legal claims	1,117	1,445
Transactions with related parties	7,472	2,519
Other liabilities	12,402	7,295
Total noncurrent liabilities	645,221	584,425
Total liabilities	1,129,215	1,245,717
Equity
Capital	1,587,985	1,587,985
Share issue costs	(11,343)	(11,343)
Capital reserve	(21,348)	(34,189)
Treasury shares	(49,761)	(40,085)
Income reserves	416,352	416,252
Additional dividends proposed	196,476	184,559
Other comprehensive income	97,687	79,422
Total equity	2,216,048	2,182,601
Total liabilities and equity	R$ 3,345,263	R$ 3,428,318